EMPLOYEE BENEFIT LIABILITIES, NET - Principal assumptions underlying the defined benefit plan (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined benefit plans
Expected rate of salary increase	5.00%	5.00%
Minimum
Defined benefit plans
Discount rate	5.30%	4.70%
Life expectation at the age of 65	7 years 10 months 24 days	8 years 3 months 18 days
Maximum
Defined benefit plans
Discount rate	5.60%	5.90%
Life expectation at the age of 65	11 years 2 months 12 days	12 years 2 months 12 days